Capital Management	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Capital Management
25	Capital Management
The primary regulator over the Bank’s consolidated capital adequacy is the Office of the Superintendent of Financial Institutions, Canada (OSFI). The capital adequacy regulations in Canada are largely consistent with international standards set by the Basel Committee on Banking Supervision (BCBS). OSFI requires Canadian deposit-taking institutions to fully implement the 2019 Basel III reforms and achieve minimums of 7%, 8.5% and 10.5% for CET1, Tier 1 and Total Capital, respectively. OSFI has also designated the Bank as a domestic systemically important bank
(D-SIB),
increasing its minimum capital ratio requirements by 1% across all tiers of capital effective January 1, 2016, in line with the requirements for global systemically important banks.
In addition, OSFI expects
D-SIBs
to hold a 2.5% Domestic Stability Buffer, as at October 31, 2022. This results in current targets for CET1, Tier 1 and Total Capital ratios of 10.5%, 12.0% and 14.0%, respectively. In addition to risk-based capital requirements, the Basel III reforms introduced a simpler, non risk-based Leverage ratio requirement to act as a supplementary measure to its risk-based capital requirements. Institutions are expected to maintain a material operating buffer above the 3% minimum.
The Bank’s regulatory capital ratios were as follows:

As at October 31 ($ millions)	2022	2021

Capital (1)
Common Equity Tier 1 capital	$53,081	$51,010
Net Tier 1 capital	61,262	57,915
Total regulatory capital	70,710	66,101
Total loss absorbing capacity (TLAC) (2)	126,565	115,681
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$462,448	$416,105
Leverage exposures (3)	1,445,619	1,201,766
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	11.5%	12.3%
Tier 1 capital ratio	13.2%	13.9%
Total capital ratio	15.3%	15.9%
Total loss absorbing capacity ratio (2)	27.4%	27.8%
Leverage ratio (3)	4.2%	4.8%
Total loss absorbing capacity leverage ratio (2)	8.8%	9.6%

(1)	This measure has been disclosed in this document in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).
(2)
This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018). Results for October 31, 2021 are shown for comparative purposes and were not a regulatory requirement.

(3)	This measure has been disclosed in this document in accordance with OSFI Guideline – Leverage Requirements (November 2018).
The Bank exceeded the OSFI target capital ratios as at October 31, 2022.